Transactions with Related Parties	6 Months Ended
Jun. 30, 2026
Transactions with Related Parties [Abstract]
Transactions with Related Parties
3.	Transactions with Related Parties:

Pavimar Shipping Co. (Ship management). On November 1, 2023, the Company entered into a management agreement with Pavimar Shipping Co. (“Pavimar”), a ship management company incorporated in the Republic of the Marshall Islands, with a branch office in Greece established under the provisions of Greek Law 27 of 1975. Pavimar is controlled by the Company’s Chairwoman and Chief Executive Officer. The management agreement with Pavimar became effective on January 18, 2024, and under its terms, Pavimar provided the Company with vessel commercial and technical management services including, but not limited to, securing employment, post-fixture support, handling vessel sale and purchases, arranging and supervising crew, repairs and maintenance, insurance, provisions, bunkering, day to day vessel operations, and ancillary services. With effect from April 1, 2026, the services provided by Pavimar to the Company were consolidated under a new agreement (see “Pavimar Shipping Co. (Master management agreement)” below) and all prior management agreements were terminated with all termination fees and other amounts otherwise payable in connection with such terminations being waived. See Pavimar Shipping Co. (Master management agreement) below.

Pavimar Shipping Co. (Services agreement). Pursuant to the services agreement dated October 1, 2023, as amended and restated on April 1, 2024, Pavimar provides the Company with the services of its Chief Executive Officer, Chief Financial Officer and Corporate Secretary. Under that agreement, Pavimar is also eligible to receive incentive compensation from the Company in connection with the services rendered at such times, amounts, and forms as may be determined by the Company’s Board of Directors. No incentive compensation has been approved since October 1, 2023. On April 1, 2026, the independent Compensation Committee of the Company’s Board of Directors approved, and the Company paid, incentive compensation in the amount of $200, which is included in “General and administrative expenses” in the accompanying unaudited interim consolidated statements of loss. With effect from April 1, 2026, the services provided by Pavimar to the Company were consolidated under a new agreement (see “Pavimar Shipping Co. (Master management agreement)” below) and all prior management agreements were terminated with all termination fees and other amounts otherwise payable in connection with such terminations being waived.

Pavimar Shipping Co. (Master management agreement). Effective from April 1, 2026, the Company and Pavimar entered into a new agreement (the “Master Management Agreement”) to supersede and expand upon the existing arrangements between the parties. All prior services and management agreements were terminated with all termination fees and other amounts otherwise payable in connection with such terminations being waived. Pursuant to the Master Management Agreement and under the Company’s direction, Pavimar provides the Company with a range of corporate management and administration services (the “Corporate Services”), including, but not limited to, accounting, representation, tax administration, clerical and secretarial support, corporate officer services (including the services of the Company’s Chief Executive Officer, Chief Financial Officer and Corporate Secretary), third party professional services coordination, investment administration, financial advisory and treasury services. In exchange for the Corporate Services, unless otherwise agreed on a case by case basis, Pavimar charges a quarterly fee of $25 per vessel plus $125 for the group as a whole, a 1.00% capital raising commission on all gross capital raised by the Company in capital and debt markets, an annual investment administration fee equal to 1.00% of the net asset value of the Company’s passive investments, and a contingent fee equal to 15% of realized net profits, if any, from the Company’s passive investments. In addition, Pavimar provides the Company with vessel commercial and technical management services (the “Ship Management Services”), including, but not limited to, securing employment, post-fixture support, handling vessel sale and purchases, arranging and supervising crew, repairs and maintenance, insurance, provisions, bunkering, day to day vessel operations, and ancillary services. In exchange for the Ship Management Services, unless otherwise agreed on a case by case basis, Pavimar charges a daily management fee of $0.8 per vessel, a performance incentive of 1.25% on all gross income arising out of or in connection with the use or operations of the Company’s vessels, and a commission of 1.00% on the gross sale or purchase price on each vessel sale or purchase transaction. The Master Management Agreement also provides for annual inflation adjustments to fixed fees, reimbursement of out-of-pocket costs and expenses, extraordinary fees for incremental services that may be requested by the Company, and allows for incentive compensation at such times, amounts, and forms as may be determined by the Company’s Board of Directors. The Master Management Agreement has a term of eight years, renewing annually, and provides for payment of a termination fee equal to the fixed fees that would otherwise be payable over the remaining term of the Master Management Agreement.

In relation to the Ship Management Services, including the respective services under the superseded ship management agreement, total charges by Pavimar during the six-month periods ended June 30, 2026 and 2025, comprise of technical management fees of $434 and $298, respectively, and performance incentives of $129 and $35, respectively. These amounts are included in “management fees” and “voyage expenses,” respectively, in the accompanying unaudited interim consolidated statements of loss. In relation to the Corporate Services, including the respective services under the superseded services agreement, total charges by Pavimar during the six-month periods ended June 30, 2026 and 2025, amounted to $211 and $7, respectively. These amounts are included in “General and administrative expenses” in the accompanying unaudited interim consolidated statements of loss, save for an amount of $6 which relates to capital raising commissions during the six-month period ended June 30, 2026, which is accounted for as a deduction from the respective proceeds and included in “Additional paid-in capital” in the accompanying unaudited interim consolidated balance sheet.

Further, to enable Pavimar to make payments relating to vessel operating expenses on behalf of the Company, the Company makes monthly working capital advances to Pavimar. Occasional and extraordinary funding needs, including those in relation to drydockings, are covered upon request or reimbursed at cost. Under these arrangements, the outstanding balance was $1,743 due from Pavimar as of June 30, 2026, and $178 due to Pavimar as of December 31, 2025. These amounts are reflected in “Due from manager” and “Due to manager,” respectively, in the accompanying unaudited interim consolidated balance sheet as of June 30, 2026 and the accompanying consolidated balance sheet as of December 31, 2025.

Atlantis Holding Corp. The sole holder of the Series A Preferred Shares and Series B Preferred Shares is Atlantis Holding Corp., an entity incorporated in the Republic of the Marshall Islands, controlled by the Company’s Chairwoman and Chief Executive Officer.

Dividends accrued on the Series A Preferred Shares for the six-month periods ended June 30, 2026 and 2025, amounted to $2,436 and $1,272, respectively, and are presented in the accompanying unaudited interim consolidated statements of loss as a deduction from the net loss of the relevant periods to derive the net loss attributable to common shareholders.

Dividends paid on Series A Preferred Shares during the six-month periods ended June 30, 2026 and 2025 amounted to $2,436 and $2,249, respectively. Such dividends were paid in kind by issuing 2,436 and 2,249 Series A Preferred Shares on June 30, 2026 and 2025, respectively (see Note 8 “Capital Structure” and Note 12 “Subsequent Events”).